Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Basis of Presentation and Significant Accounting Policies [Abstract]
Allowance for doubtful accounts